FINANCIAL STATEMENTS

Transamerica Life Insurance Company

Separate Account VA-2L

Years Ended December 31, 2023 and 2022

Transamerica Life Insurance Company

Separate Account VA-2L

Financial Statements

Years Ended December 31, 2023 and 2022

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Life Insurance Company and the Contract Owners of Separate Account VA-2L

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of Separate Account VA-2L indicated in the table below as of December 31, 2023, and the related statements of operations and changes in net assets for each of the two years in the period ended December 31, 2023, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Separate Account VA-2L as of December 31, 2023, and the results of each of their operations and the changes in each of their net assets for each of the two years in the period ended December 31, 2023, in conformity with accounting principles generally accepted in the United States of America.

BNY Mellon Growth and Income Service Shares	TA BlackRock iShares Active Asset Allocation - Conservative Service Class
BNY Mellon MidCap Stock Initial Shares	TA BlackRock iShares Active Asset Allocation - Moderate Service Class
BNY Mellon MidCap Stock Service Shares	TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class
BNY Mellon Opportunistic Small Cap Service Shares	TA BlackRock iShares Dynamic Allocation - Balanced Service Class
BNY Mellon Stock Index Initial Shares	TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class
BNY Mellon Stock Index Service Shares	TA Goldman Sachs Managed Risk - Balanced ETF Service Class
BNY Mellon Sustainable U.S. Equity Initial Shares	TA Goldman Sachs Managed Risk - Conservative ETF Service Class
BNY Mellon Technology Growth Initial Shares	TA Goldman Sachs Managed Risk - Growth ETF Service Class
BNY Mellon Technology Growth Service Shares	TA Market Participation Strategy Service Class
BNY Mellon VIF Appreciation Initial Shares	TA PIMCO Tactical - Balanced Service Class
BNY Mellon VIF Government Money Market	TA PIMCO Tactical - Conservative Service Class
BNY Mellon VIF Growth and Income Initial Shares	TA PIMCO Tactical - Growth Service Class
BNY Mellon VIF Opportunistic Small Cap Initial Shares	TA WMC US Growth Initial Class
TA Aegon Core Bond Service Class	TA WMC US Growth Service Class
TA Aegon Sustainable Equity Income Initial Class

Basis for Opinions

These financial statements are the responsibility of the Transamerica Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Separate Account VA-2L based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Separate Account VA-2L in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2023 by correspondence with the custodian, the transfer agent, or the investee mutual fund. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

April 19, 2024

We have served as the auditor of one or more of the subaccounts of Separate Account VA-2L since 2014.

Transamerica Life Insurance Company

Separate Account VA-2L

Statements of Assets and Liabilities

December 31, 2023

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values

BNY Mellon Growth and Income Service Shares	116,495.982	$ 3,452,799	$ 3,777,965	$ (17)	$ 3,777,948	162,303	$ 3.531749	$ 118.232896
BNY Mellon MidCap Stock Initial Shares	477,937.357	8,833,556	8,927,870	(12)	8,927,858	302,732	2.091855	42.461855
BNY Mellon MidCap Stock Service Shares	201,265.362	3,739,114	3,735,485	32	3,735,517	291,769	3.416001	40.540815
BNY Mellon Opportunistic Small Cap Service Shares	39,291.220	1,694,235	1,536,287	1	1,536,288	116,877	2.171985	188.254736
BNY Mellon Stock Index Initial Shares	705,872.774	36,657,730	48,761,691	(25)	48,761,666	471,618	2.923074	182.327174
BNY Mellon Stock Index Service Shares	108,659.327	5,569,268	7,526,832	(43)	7,526,789	476,057	4.240125	171.997563
BNY Mellon Sustainable U.S. Equity Initial Shares	255,313.767	9,446,215	11,484,013	(12)	11,484,001	116,075	3.108103	105.508166
BNY Mellon Technology Growth Initial Shares	524,390.763	13,127,907	14,688,185	60	14,688,245	518,922	4.299216	36.256247
BNY Mellon Technology Growth Service Shares	79,678.612	1,743,043	2,005,511	12	2,005,523	124,108	3.820770	34.182766
BNY Mellon VIF Appreciation Initial Shares	1,341,065.065	49,107,512	46,964,099	(6)	46,964,093	589,095	2.739278	145.811000
BNY Mellon VIF Government Money Market	29,108,110.490	29,108,110	29,108,110	(142)	29,107,968	23,227,008	0.766374	1.297586
BNY Mellon VIF Growth and Income Initial Shares	1,032,196.497	30,281,893	33,360,591	2	33,360,593	447,891	2.988277	126.547139
BNY Mellon VIF Opportunistic Small Cap Initial Shares	419,984.523	18,822,972	17,609,951	(8)	17,609,943	158,769	1.645074	199.647235
TA Aegon Core Bond Service Class	292,507.613	3,989,036	3,480,841	68	3,480,909	3,594,539	0.904875	0.978513
TA Aegon Sustainable Equity Income Initial Class	218,551.818	4,336,658	3,990,756	(5)	3,990,751	3,474,887	1.074563	1.160880
TA BlackRock iShares Active Asset Allocation - Conservative Service Class	51,910.931	554,400	465,122	(1)	465,121	377,472	1.086476	11.616000
TA BlackRock iShares Active Asset Allocation - Moderate Service Class	68,980.867	715,069	678,772	4	678,776	520,247	1.123255	11.827371
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	28,920.565	302,493	297,593	-	297,593	231,617	1.133374	11.646029
TA BlackRock iShares Dynamic Allocation - Balanced Service Class	49,871.218	592,949	524,645	4	524,649	411,403	1.124431	11.676930
TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class	36,639.953	397,716	427,222	(3)	427,219	109,975	1.255424	12.550445
TA Goldman Sachs Managed Risk - Balanced ETF Service Class	142,887.856	1,754,189	1,626,064	(35)	1,626,029	1,127,175	1.272021	12.678742
TA Goldman Sachs Managed Risk - Conservative ETF Service Class	105,925.013	1,265,685	1,192,716	3	1,192,719	924,162	1.137942	11.589331
TA Goldman Sachs Managed Risk - Growth ETF Service Class	74,229.447	733,237	769,017	2	769,019	445,707	1.521394	14.331024
TA Market Participation Strategy Service Class	7,985.309	91,148	79,853	(1)	79,852	45,412	1.556887	15.108337
TA PIMCO Tactical - Balanced Service Class	27,694.262	315,873	264,757	5	264,762	195,192	1.200916	11.785008
TA PIMCO Tactical - Conservative Service Class	56,913.608	654,516	540,679	8	540,687	418,476	1.143951	11.469202
TA PIMCO Tactical - Growth Service Class	36,998.794	411,787	355,188	-	355,188	232,665	1.354358	13.105916
TA WMC US Growth Initial Class	221,010.921	7,617,300	7,923,242	24	7,923,266	149,350	4.124632	60.669092
TA WMC US Growth Service Class	335,089.190	10,622,523	11,393,032	(12)	11,393,020	5,107,492	2.085645	2.255280

See accompanying notes.	2

Transamerica Life Insurance Company

Separate Account VA-2L

Statements of Assets and Liabilities

December 31, 2023

Subaccount	Net Assets Representing: Accumulation Units	Net Assets Representing: Contracts in Payout (Annuitization) Period	Total Net Assets

BNY Mellon Growth and Income Service Shares	$3,667,458	$ 110,490	$ 3,777,948
BNY Mellon MidCap Stock Initial Shares	8,712,995	214,863	8,927,858
BNY Mellon MidCap Stock Service Shares	3,582,475	153,042	3,735,517
BNY Mellon Opportunistic Small Cap Service Shares	1,524,228	12,060	1,536,288
BNY Mellon Stock Index Initial Shares	46,785,158	1,976,508	48,761,666
BNY Mellon Stock Index Service Shares	7,160,444	366,345	7,526,789
BNY Mellon Sustainable U.S. Equity Initial Shares	11,412,364	71,637	11,484,001
BNY Mellon Technology Growth Initial Shares	14,131,308	556,937	14,688,245
BNY Mellon Technology Growth Service Shares	1,910,491	95,032	2,005,523
BNY Mellon VIF Appreciation Initial Shares	46,151,625	812,468	46,964,093
BNY Mellon VIF Government Money Market	27,816,568	1,291,400	29,107,968
BNY Mellon VIF Growth and Income Initial Shares	32,671,957	688,636	33,360,593
BNY Mellon VIF Opportunistic Small Cap Initial Shares	17,354,332	255,611	17,609,943
TA Aegon Core Bond Service Class	3,235,129	245,780	3,480,909
TA Aegon Sustainable Equity Income Initial Class	3,807,943	182,808	3,990,751
TA BlackRock iShares Active Asset Allocation - Conservative Service Class	465,121	-	465,121
TA BlackRock iShares Active Asset Allocation - Moderate Service Class	660,491	18,285	678,776
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	297,593	-	297,593
TA BlackRock iShares Dynamic Allocation - Balanced Service Class	524,649	-	524,649
TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class	121,950	305,269	427,219
TA Goldman Sachs Managed Risk - Balanced ETF Service Class	1,626,029	-	1,626,029
TA Goldman Sachs Managed Risk - Conservative ETF Service Class	1,192,719	-	1,192,719
TA Goldman Sachs Managed Risk - Growth ETF Service Class	769,019	-	769,019
TA Market Participation Strategy Service Class	79,852	-	79,852
TA PIMCO Tactical - Balanced Service Class	264,762	-	264,762
TA PIMCO Tactical - Conservative Service Class	540,687	-	540,687
TA PIMCO Tactical - Growth Service Class	349,698	5,490	355,188
TA WMC US Growth Initial Class	7,424,376	498,890	7,923,266
TA WMC US Growth Service Class	10,839,413	553,607	11,393,020

See accompanying notes.	3

Transamerica Life Insurance Company

Separate Account VA-2L

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	BNY Mellon Growth and Income Service Shares Subaccount	BNY Mellon MidCap Stock Initial Shares Subaccount	BNY Mellon MidCap Stock Service Shares Subaccount	BNY Mellon Opportunistic Small Cap Service Shares Subaccount

Net Assets as of December 31, 2021:	$4,285,033	$11,667,561	$4,478,333	$2,020,142

Investment Income:
Reinvested Dividends	19,552	72,029	16,495	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	50,590	137,412	51,225	23,916

Net Investment Income (Loss)	(31,038)	(65,383)	(34,730)	(23,916)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	718,727	2,429,601	909,623	376,268
Realized Gain (Loss) on Investments	66,870	(128,644)	(19,453)	(4,133)

Net Realized Capital Gains (Losses) on Investments	785,597	2,300,957	890,170	372,135
Net Change in Unrealized Appreciation (Depreciation)	(1,427,976)	(3,984,910)	(1,528,996)	(709,562)

Net Gain (Loss) on Investment	(642,379)	(1,683,953)	(638,826)	(337,427)

Net Increase (Decrease) in Net Assets Resulting from Operations	(673,417)	(1,749,336)	(673,556)	(361,343)

Increase (Decrease) in Net Assets from Contract Transactions	(162,706)	(882,409)	(370,829)	(113,824)

Total Increase (Decrease) in Net Assets	(836,123)	(2,631,745)	(1,044,385)	(475,167)

Net Assets as of December 31, 2022:	$3,448,910	$9,035,816	$3,433,948	$1,544,975

Investment Income:
Reinvested Dividends	14,183	72,413	18,760	1,312
Investment Expense:
Mortality and Expense Risk and Administrative Charges	49,394	123,638	47,965	20,711

Net Investment Income (Loss)	(35,211)	(51,225)	(29,205)	(19,399)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	377,533	291,132	110,200	35,774
Realized Gain (Loss) on Investments	50,894	(277,910)	(58,724)	(30,168)

Net Realized Capital Gains (Losses) on Investments	428,427	13,222	51,476	5,606
Net Change in Unrealized Appreciation (Depreciation)	390,678	1,404,294	514,120	127,891

Net Gain (Loss) on Investment	819,105	1,417,516	565,596	133,497

Net Increase (Decrease) in Net Assets Resulting from Operations	783,894	1,366,291	536,391	114,098

Increase (Decrease) in Net Assets from Contract Transactions	(454,856)	(1,474,249)	(234,822)	(122,785)

Total Increase (Decrease) in Net Assets	329,038	(107,958)	301,569	(8,687)

Net Assets as of December 31, 2023:	$3,777,948	$8,927,858	$3,735,517	$1,536,288

See Accompanying Notes. (1) See Footnote 1	4

Transamerica Life Insurance Company

Separate Account VA-2L

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	BNY Mellon Stock Index Initial Shares Subaccount	BNY Mellon Stock Index Service Shares Subaccount	BNY Mellon Sustainable U.S. Equity Initial Shares Subaccount	BNY Mellon Technology Growth Initial Shares Subaccount

Net Assets as of December 31, 2021:	$59,788,232	$8,690,342	$14,675,167	$23,612,710

Investment Income:
Reinvested Dividends	648,644	78,062	62,584	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	682,530	101,840	163,625	210,462

Net Investment Income (Loss)	(33,886)	(23,778)	(101,041)	(210,462)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	4,273,495	618,472	857,140	1,529,933
Realized Gain (Loss) on Investments	3,480,731	260,775	107,286	434,363

Net Realized Capital Gains (Losses) on Investments	7,754,226	879,247	964,426	1,964,296
Net Change in Unrealized Appreciation (Depreciation)	(19,045,813)	(2,527,197)	(4,314,303)	(12,601,045)

Net Gain (Loss) on Investment	(11,291,587)	(1,647,950)	(3,349,877)	(10,636,749)

Net Increase (Decrease) in Net Assets Resulting from Operations	(11,325,473)	(1,671,728)	(3,450,918)	(10,847,211)

Increase (Decrease) in Net Assets from Contract Transactions	(4,935,041)	(477,479)	(834,847)	(1,835,730)

Total Increase (Decrease) in Net Assets	(16,260,514)	(2,149,207)	(4,285,765)	(12,682,941)

Net Assets as of December 31, 2022:	$43,527,718	$6,541,135	$10,389,402	$10,929,769

Investment Income:
Reinvested Dividends	650,002	82,796	81,360	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	639,699	99,876	150,855	183,075

Net Investment Income (Loss)	10,303	(17,080)	(69,495)	(183,075)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,709,652	260,047	1,306,491	-
Realized Gain (Loss) on Investments	3,223,523	237,303	(3,515)	446,343

Net Realized Capital Gains (Losses) on Investments	4,933,175	497,350	1,302,976	446,343
Net Change in Unrealized Appreciation (Depreciation)	5,041,946	1,027,401	961,669	5,585,503

Net Gain (Loss) on Investment	9,975,121	1,524,751	2,264,645	6,031,846

Net Increase (Decrease) in Net Assets Resulting from Operations	9,985,424	1,507,671	2,195,150	5,848,771

Increase (Decrease) in Net Assets from Contract Transactions	(4,751,476)	(522,017)	(1,100,551)	(2,090,295)

Total Increase (Decrease) in Net Assets	5,233,948	985,654	1,094,599	3,758,476

Net Assets as of December 31, 2023:	$48,761,666	$7,526,789	$11,484,001	$14,688,245

See Accompanying Notes. (1) See Footnote 1	5

Transamerica Life Insurance Company

Separate Account VA-2L

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	BNY Mellon Technology Growth Service Shares Subaccount	BNY Mellon VIF Appreciation Initial Shares Subaccount	BNY Mellon VIF Government Money Market Subaccount	BNY Mellon VIF Growth and Income Initial Shares Subaccount

Net Assets as of December 31, 2021:	$2,643,741	$58,861,716	$37,062,045	$38,512,708

Investment Income:
Reinvested Dividends	-	315,831	431,485	254,087
Investment Expense:
Mortality and Expense Risk and Administrative Charges	24,970	661,577	490,611	448,212

Net Investment Income (Loss)	(24,970)	(345,746)	(59,126)	(194,125)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	191,054	14,225,507	-	6,522,892
Realized Gain (Loss) on Investments	3,782	(1,164,262)	-	986,470

Net Realized Capital Gains (Losses) on Investments	194,836	13,061,245	-	7,509,362
Net Change in Unrealized Appreciation (Depreciation)	(1,414,798)	(23,874,211)	-	(13,307,754)

Net Gain (Loss) on Investment	(1,219,962)	(10,812,966)	-	(5,798,392)

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,244,932)	(11,158,712)	(59,126)	(5,992,517)

Increase (Decrease) in Net Assets from Contract Transactions	(83,845)	(3,657,364)	(3,559,777)	(3,030,808)

Total Increase (Decrease) in Net Assets	(1,328,777)	(14,816,076)	(3,618,903)	(9,023,325)

Net Assets as of December 31, 2022:	$1,314,964	$44,045,640	$33,443,142	$29,489,383

Investment Income:
Reinvested Dividends	-	323,240	1,384,533	206,409
Investment Expense:
Mortality and Expense Risk and Administrative Charges	23,913	633,918	432,334	440,812

Net Investment Income (Loss)	(23,913)	(310,678)	952,199	(234,403)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	3,956,672	-	3,473,066
Realized Gain (Loss) on Investments	17,788	(1,221,580)	-	(44,053)

Net Realized Capital Gains (Losses) on Investments	17,788	2,735,092	-	3,429,013
Net Change in Unrealized Appreciation (Depreciation)	747,118	5,640,673	-	3,845,253

Net Gain (Loss) on Investment	764,906	8,375,765	-	7,274,266

Net Increase (Decrease) in Net Assets Resulting from Operations	740,993	8,065,087	952,199	7,039,863

Increase (Decrease) in Net Assets from Contract Transactions	(50,434)	(5,146,634)	(5,287,373)	(3,168,653)

Total Increase (Decrease) in Net Assets	690,559	2,918,453	(4,335,174)	3,871,210

Net Assets as of December 31, 2023:	$2,005,523	$46,964,093	$29,107,968	$33,360,593

See Accompanying Notes. (1) See Footnote 1	6

Transamerica Life Insurance Company

Separate Account VA-2L

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	BNY Mellon VIF Opportunistic Small Cap Initial Shares Subaccount	TA Aegon Core Bond Service Class Subaccount	TA Aegon Sustainable Equity Income Initial Class Subaccount	TA BlackRock iShares Active Asset Allocation - Conservative Service Class Subaccount

Net Assets as of December 31, 2021:	$23,849,975	$4,938,738	$5,424,882	$646,100

Investment Income:
Reinvested Dividends	-	98,003	94,299	7,230
Investment Expense:
Mortality and Expense Risk and Administrative Charges	273,878	57,444	62,474	7,477

Net Investment Income (Loss)	(273,878)	40,559	31,825	(247)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	4,097,090	17,560	153,010	74,107
Realized Gain (Loss) on Investments	466,088	(80,037)	(196,906)	(26,929)

Net Realized Capital Gains (Losses) on Investments	4,563,178	(62,477)	(43,896)	47,178
Net Change in Unrealized Appreciation (Depreciation)	(8,374,890)	(632,805)	(674,273)	(151,394)

Net Gain (Loss) on Investment	(3,811,712)	(695,282)	(718,169)	(104,216)

Net Increase (Decrease) in Net Assets Resulting from Operations	(4,085,590)	(654,723)	(686,344)	(104,463)

Increase (Decrease) in Net Assets from Contract Transactions	(1,815,564)	(580,568)	(573,204)	(91,638)

Total Increase (Decrease) in Net Assets	(5,901,154)	(1,235,291)	(1,259,548)	(196,101)

Net Assets as of December 31, 2022:	$17,948,821	$3,703,447	$4,165,334	$449,999

Investment Income:
Reinvested Dividends	58,403	77,089	86,695	6,779
Investment Expense:
Mortality and Expense Risk and Administrative Charges	242,763	49,878	55,153	6,331

Net Investment Income (Loss)	(184,360)	27,211	31,542	448

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	393,637	-	-	-
Realized Gain (Loss) on Investments	265,158	(86,356)	(178,916)	(8,954)

Net Realized Capital Gains (Losses) on Investments	658,795	(86,356)	(178,916)	(8,954)
Net Change in Unrealized Appreciation (Depreciation)	860,949	206,380	329,914	45,280

Net Gain (Loss) on Investment	1,519,744	120,024	150,998	36,326

Net Increase (Decrease) in Net Assets Resulting from Operations	1,335,384	147,235	182,540	36,774

Increase (Decrease) in Net Assets from Contract Transactions	(1,674,262)	(369,773)	(357,123)	(21,652)

Total Increase (Decrease) in Net Assets	(338,878)	(222,538)	(174,583)	15,122

Net Assets as of December 31, 2023:	$17,609,943	$3,480,909	$3,990,751	$465,121

See Accompanying Notes. (1) See Footnote 1	7

Transamerica Life Insurance Company

Separate Account VA-2L

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	TA BlackRock iShares Active Asset Allocation - Moderate Service Class Subaccount	TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class Subaccount	TA BlackRock iShares Dynamic Allocation - Balanced Service Class Subaccount	TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class Subaccount

Net Assets as of December 31, 2021:	$855,432	$299,830	$713,414	$277,870

Investment Income:
Reinvested Dividends	6,616	3,694	7,128	2,504
Investment Expense:
Mortality and Expense Risk and Administrative Charges	8,162	3,870	8,653	3,095

Net Investment Income (Loss)	(1,546)	(176)	(1,525)	(591)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	61,617	12,667	45,999	20,662
Realized Gain (Loss) on Investments	(6,952)	(1,286)	(4,816)	(1,488)

Net Realized Capital Gains (Losses) on Investments	54,665	11,381	41,183	19,174
Net Change in Unrealized Appreciation (Depreciation)	(189,142)	(73,024)	(160,386)	(65,695)

Net Gain (Loss) on Investment	(134,477)	(61,643)	(119,203)	(46,521)

Net Increase (Decrease) in Net Assets Resulting from Operations	(136,023)	(61,819)	(120,728)	(47,112)

Increase (Decrease) in Net Assets from Contract Transactions	(257,855)	24,450	(15,789)	(29,208)

Total Increase (Decrease) in Net Assets	(393,878)	(37,369)	(136,517)	(76,320)

Net Assets as of December 31, 2022:	$461,554	$262,461	$576,897	$201,550

Investment Income:
Reinvested Dividends	9,650	3,960	7,154	3,110
Investment Expense:
Mortality and Expense Risk and Administrative Charges	8,815	3,908	7,639	3,460

Net Investment Income (Loss)	835	52	(485)	(350)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	(8,368)	(1,654)	(21,687)	(31,381)

Net Realized Capital Gains (Losses) on Investments	(8,368)	(1,654)	(21,687)	(31,381)
Net Change in Unrealized Appreciation (Depreciation)	73,084	43,220	81,048	84,402

Net Gain (Loss) on Investment	64,716	41,566	59,361	53,021

Net Increase (Decrease) in Net Assets Resulting from Operations	65,551	41,618	58,876	52,671

Increase (Decrease) in Net Assets from Contract Transactions	151,671	(6,486)	(111,124)	172,998

Total Increase (Decrease) in Net Assets	217,222	35,132	(52,248)	225,669

Net Assets as of December 31, 2023:	$678,776	$297,593	$524,649	$427,219

See Accompanying Notes. (1) See Footnote 1	8

Transamerica Life Insurance Company

Separate Account VA-2L

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	TA Goldman Sachs Managed Risk - Balanced ETF Service Class Subaccount	TA Goldman Sachs Managed Risk - Conservative ETF Service Class Subaccount	TA Goldman Sachs Managed Risk - Growth ETF Service Class Subaccount	TA Market Participation Strategy Service Class Subaccount

Net Assets as of December 31, 2021:	$1,612,751	$1,147,044	$771,809	$86,904

Investment Income:
Reinvested Dividends	19,447	17,536	8,174	26
Investment Expense:
Mortality and Expense Risk and Administrative Charges	18,081	14,900	8,246	1,065

Net Investment Income (Loss)	1,366	2,636	(72)	(1,039)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	32,426	16,381	34,334	18,824
Realized Gain (Loss) on Investments	11,526	(5,795)	(656)	(52)

Net Realized Capital Gains (Losses) on Investments	43,952	10,586	33,678	18,772
Net Change in Unrealized Appreciation (Depreciation)	(277,616)	(168,637)	(146,117)	(32,049)

Net Gain (Loss) on Investment	(233,664)	(158,051)	(112,439)	(13,277)

Net Increase (Decrease) in Net Assets Resulting from Operations	(232,298)	(155,415)	(112,511)	(14,316)

Increase (Decrease) in Net Assets from Contract Transactions	(151,865)	48,836	(108,348)	(3)

Total Increase (Decrease) in Net Assets	(384,163)	(106,579)	(220,859)	(14,319)

Net Assets as of December 31, 2022:	$1,228,588	$1,040,465	$550,950	$72,585

Investment Income:
Reinvested Dividends	23,469	22,904	10,609	306
Investment Expense:
Mortality and Expense Risk and Administrative Charges	19,347	16,100	9,920	1,044

Net Investment Income (Loss)	4,122	6,804	689	(738)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	108,446	61,314	19,413	—
Realized Gain (Loss) on Investments	(11,670)	(43,437)	(11,700)	(266)

Net Realized Capital Gains (Losses) on Investments	96,776	17,877	7,713	(266)
Net Change in Unrealized Appreciation (Depreciation)	51,608	73,739	101,177	8,276

Net Gain (Loss) on Investment	148,384	91,616	108,890	8,010

Net Increase (Decrease) in Net Assets Resulting from Operations	152,506	98,420	109,579	7,272

Increase (Decrease) in Net Assets from Contract Transactions	244,935	53,834	108,490	(5)

Total Increase (Decrease) in Net Assets	397,441	152,254	218,069	7,267

Net Assets as of December 31, 2023:	$1,626,029	$1,192,719	$769,019	$79,852

See Accompanying Notes. (1) See Footnote 1	9

Transamerica Life Insurance Company

Separate Account VA-2L

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	TA PIMCO Tactical - Balanced Service Class Subaccount	TA PIMCO Tactical - Conservative Service Class Subaccount	TA PIMCO Tactical - Growth Service Class Subaccount	TA WMC US Growth Initial Class Subaccount

Net Assets as of December 31, 2021:	$390,083	$768,406	$380,236	$10,781,984

Investment Income:
Reinvested Dividends	1,379	8,158	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,854	9,727	4,732	107,908

Net Investment Income (Loss)	(2,475)	(1,569)	(4,732)	(107,908)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	23,165	44,823	44,893	1,267,832
Realized Gain (Loss) on Investments	(16,907)	(67,817)	(3,703)	412,945

Net Realized Capital Gains (Losses) on Investments	6,258	(22,994)	41,190	1,680,777
Net Change in Unrealized Appreciation (Depreciation)	(76,209)	(128,645)	(110,774)	(4,885,272)

Net Gain (Loss) on Investment	(69,951)	(151,639)	(69,584)	(3,204,495)

Net Increase (Decrease) in Net Assets Resulting from Operations	(72,426)	(153,208)	(74,316)	(3,312,403)

Increase (Decrease) in Net Assets from Contract Transactions	(86,056)	(72,315)	4,784	(1,224,830)

Total Increase (Decrease) in Net Assets	(158,482)	(225,523)	(69,532)	(4,537,233)

Net Assets as of December 31, 2022:	$231,601	$542,883	$310,704	$6,244,751

Investment Income:
Reinvested Dividends	2,483	6,671	3,005	2,853
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,321	7,524	4,683	99,579

Net Investment Income (Loss)	(838)	(853)	(1,678)	(96,726)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	200,942
Realized Gain (Loss) on Investments	(3,141)	(13,101)	(3,650)	208,856

Net Realized Capital Gains (Losses) on Investments	(3,141)	(13,101)	(3,650)	409,798
Net Change in Unrealized Appreciation (Depreciation)	26,225	43,782	44,104	2,088,167

Net Gain (Loss) on Investment	23,084	30,681	40,454	2,497,965

Net Increase (Decrease) in Net Assets Resulting from Operations	22,246	29,828	38,776	2,401,239

Increase (Decrease) in Net Assets from Contract Transactions	10,915	(32,024)	5,708	(722,724)

Total Increase (Decrease) in Net Assets	33,161	(2,196)	44,484	1,678,515

Net Assets as of December 31, 2023:	$264,762	$540,687	$355,188	$7,923,266

See Accompanying Notes. (1) See Footnote 1	10

Transamerica Life Insurance Company

Separate Account VA-2L

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

TA WMC US Growth Service Class Subaccount

Net Assets as of December 31, 2021:	$14,786,888

Investment Income:
Reinvested Dividends	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	156,278

Net Investment Income (Loss)	(156,278)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,961,687
Realized Gain (Loss) on Investments	5,245

Net Realized Capital Gains (Losses) on Investments	1,966,932
Net Change in Unrealized Appreciation (Depreciation)	(6,502,990)

Net Gain (Loss) on Investment	(4,536,058)

Net Increase (Decrease) in Net Assets Resulting from Operations	(4,692,336)

Increase (Decrease) in Net Assets from Contract Transactions	(1,005,605)

Total Increase (Decrease) in Net Assets	(5,697,941)

Net Assets as of December 31, 2022:	$9,088,947

Investment Income:
Reinvested Dividends	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	147,222

Net Investment Income (Loss)	(147,222)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	311,928
Realized Gain (Loss) on Investments	180,128

Net Realized Capital Gains (Losses) on Investments	492,056
Net Change in Unrealized Appreciation (Depreciation)	3,120,769

Net Gain (Loss) on Investment	3,612,825

Net Increase (Decrease) in Net Assets Resulting from Operations	3,465,603

Increase (Decrease) in Net Assets from Contract Transactions	(1,161,530)

Total Increase (Decrease) in Net Assets	2,304,073

Net Assets as of December 31, 2023:	$11,393,020

See Accompanying Notes. (1) See Footnote 1	11

Transamerica Life Insurance Company

Separate Account VA-2L

Notes to Financial Statements

December 31, 2023

1. Organization

Separate Account VA-2L (the Separate Account) is a segregated investment account of Transamerica Life Insurance Company (TLIC), an indirect wholly owned subsidiary of Aegon N.V., a holding company organized under the laws of the Netherlands.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. TLIC and the Separate Account are regulated by the Securities and Exchange Commission. The assets and liabilities of the Separate Account are clearly identified and distinguished from TLIC’s other assets and liabilities. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of Dreyfus/Transamerica Triple Advantage® Variable Annuity.

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
BNY Mellon Funds:	BNY Mellon Funds:
BNY Mellon Growth and Income Service Shares	BNY Mellon Growth and Income Portfolio Service Shares
BNY Mellon MidCap Stock Initial Shares	BNY Mellon MidCap Stock Portfolio Initial Shares
BNY Mellon MidCap Stock Service Shares	BNY Mellon MidCap Stock Portfolio Service Shares
BNY Mellon Opportunistic Small Cap Service Shares	BNY Mellon Opportunistic Small Cap Portfolio Service Shares
BNY Mellon Stock Index Initial Shares	BNY Mellon Stock Index Portfolio Initial Shares
BNY Mellon Stock Index Service Shares	BNY Mellon Stock Index Portfolio Service Shares
BNY Mellon Sustainable U.S. Equity Initial Shares	BNY Mellon Sustainable U.S. Equity Portfolio Initial Shares
BNY Mellon Technology Growth Initial Shares	BNY Mellon Technology Growth Portfolio Initial Shares
BNY Mellon Technology Growth Service Shares	BNY Mellon Technology Growth Portfolio Service Shares
BNY Mellon VIF Appreciation Initial Shares	BNY Mellon VIF Appreciation Portfolio Initial Shares
BNY Mellon VIF Government Money Market	BNY Mellon VIF Government Money Market Portfolio
BNY Mellon VIF Growth and Income Initial Shares	BNY Mellon VIF Growth and Income Portfolio Initial Shares
BNY Mellon VIF Opportunistic Small Cap Initial Shares	BNY Mellon VIF Opportunistic Small Cap Portfolio Initial Shares
Transamerica Series Trust:	Transamerica Series Trust:
TA Aegon Core Bond Service Class	Transamerica Aegon Core Bond VP Service Class
TA Aegon Sustainable Equity Income Initial Class	Transamerica Aegon Sustainable Equity Income VP Initial Class
TA BlackRock iShares Active Asset Allocation - Conservative Service Class	Transamerica BlackRock iShares Active Asset Allocation - Conservative VP Service Class
TA BlackRock iShares Active Asset Allocation - Moderate Service Class	Transamerica BlackRock iShares Active Asset Allocation - Moderate VP Service Class
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	Transamerica BlackRock iShares Active Asset Allocation - Moderate Growth VP Service Class
TA BlackRock iShares Dynamic Allocation - Balanced Service Class	Transamerica BlackRock iShares Dynamic Allocation - Balanced VP Service Class
TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class	Transamerica BlackRock iShares Dynamic Allocation - Moderate Growth VP Service Class
TA Goldman Sachs Managed Risk - Balanced ETF Service Class	Transamerica Goldman Sachs Managed Risk - Balanced ETF VP Service Class
TA Goldman Sachs Managed Risk - Conservative ETF Service Class	Transamerica Goldman Sachs Managed Risk - Conservative ETF VP Service Class

12

Transamerica Financial Life Insurance Company

Separate Account VA-2L

Notes to Financial Statements

December 31, 2023

1. Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
Transamerica Series Trust:	Transamerica Series Trust:
TA Goldman Sachs Managed Risk - Growth ETF Service Class	Transamerica Goldman Sachs Managed Risk - Growth ETF VP Service Class
TA Market Participation Strategy Service Class	Transamerica Market Participation Strategy VP Service Class
TA PIMCO Tactical - Balanced Service Class	Transamerica PIMCO Tactical - Balanced VP Service Class
TA PIMCO Tactical - Conservative Service Class	Transamerica PIMCO Tactical - Conservative VP Service Class
TA PIMCO Tactical - Growth Service Class	Transamerica PIMCO Tactical - Growth VP Service Class
TA WMC US Growth Initial Class	Transamerica WMC US Growth VP Initial Class
TA WMC US Growth Service Class	Transamerica WMC US Growth VP Service Class

Transamerica Life Insurance Company

Separate Account VA-2L

Notes to Financial Statements

December 31, 2023

2. Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2023.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets

b) Quoted prices for identical or similar assets or liabilities in non-active markets

c) Inputs other than quoted market prices that are observable

d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.

There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2023.

Transamerica Life Insurance Company

Separate Account VA-2L

Notes to Financial Statements

December 31, 2023

3. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2023 were as follows:

Subaccount	Purchases	Sales

BNY Mellon Growth and Income Service Shares	$412,740	$525,271

BNY Mellon MidCap Stock Initial Shares	425,491	1,659,832

BNY Mellon MidCap Stock Service Shares	218,348	372,179

BNY Mellon Opportunistic Small Cap Service Shares	58,165	164,577

BNY Mellon Stock Index Initial Shares	3,072,928	6,104,442

BNY Mellon Stock Index Service Shares	527,700	806,743

BNY Mellon Sustainable U.S. Equity Initial Shares	1,508,794	1,372,349

BNY Mellon Technology Growth Initial Shares	305,205	2,578,597

BNY Mellon Technology Growth Service Shares	33,788	108,138

BNY Mellon VIF Appreciation Initial Shares	4,779,005	6,279,644

BNY Mellon VIF Government Money Market	2,339,461	6,674,561

BNY Mellon VIF Growth and Income Initial Shares	3,966,780	3,896,769

BNY Mellon VIF Opportunistic Small Cap Initial Shares	718,107	2,183,092

TA Aegon Core Bond Service Class	153,457	496,074

TA Aegon Sustainable Equity Income Initial Class	158,111	483,730

TA BlackRock iShares Active Asset Allocation - Conservative Service Class	7,019	28,223

TA BlackRock iShares Active Asset Allocation - Moderate Service Class	188,703	36,200

TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	3,960	10,397

TA BlackRock iShares Dynamic Allocation - Balanced Service Class	8,827	120,436

TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class	301,547	128,898

TA Goldman Sachs Managed Risk - Balanced ETF Service Class	546,614	189,100

TA Goldman Sachs Managed Risk - Conservative ETF Service Class	409,788	287,834

TA Goldman Sachs Managed Risk - Growth ETF Service Class	279,744	151,156

TA Market Participation Strategy Service Class	306	1,048

TA PIMCO Tactical - Balanced Service Class	17,597	7,521

TA PIMCO Tactical - Conservative Service Class	7,208	40,086

TA PIMCO Tactical - Growth Service Class	13,988	9,956

TA WMC US Growth Initial Class	255,029	873,574

TA WMC US Growth Service Class	402,164	1,398,988

Transamerica Life Insurance Company

Separate Account VA-2L

Notes to Financial Statements

4. Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2023			Year Ended December 31, 2022
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

BNY Mellon Growth and Income Service Shares	5,952	(22,587)	(16,635)	53,628	(35,734)	17,894

BNY Mellon MidCap Stock Initial Shares	24,374	(66,196)	(41,822)	5,356	(41,611)	(36,255)

BNY Mellon MidCap Stock Service Shares	12,944	(35,044)	(22,100)	13,469	(28,663)	(15,194)

BNY Mellon Opportunistic Small Cap Service Shares	913	(15,786)	(14,873)	2,644	(28,126)	(25,482)

BNY Mellon Stock Index Initial Shares	36,107	(69,832)	(33,725)	57,640	(75,240)	(17,600)

BNY Mellon Stock Index Service Shares	35,377	(29,631)	5,746	31,497	(29,956)	1,541

BNY Mellon Sustainable U.S. Equity Initial Shares	1,711	(13,922)	(12,211)	1,988	(11,270)	(9,282)

BNY Mellon Technology Growth Initial Shares	43,727	(125,160)	(81,433)	48,209	(111,490)	(63,281)

BNY Mellon Technology Growth Service Shares	6,272	(9,977)	(3,705)	14,332	(35,145)	(20,813)

BNY Mellon VIF Appreciation Initial Shares	72,409	(120,758)	(48,349)	111,064	(133,756)	(22,692)

BNY Mellon VIF Government Money Market	892,727	(5,067,663)	(4,174,936)	1,991,325	(4,762,216)	(2,770,891)

BNY Mellon VIF Growth and Income Initial Shares	35,277	(81,544)	(46,267)	63,997	(77,155)	(13,158)

BNY Mellon VIF Opportunistic Small Cap Initial Shares	46,349	(22,330)	24,019	5,442	(48,700)	(43,258)

TA Aegon Core Bond Service Class	85,131	(478,765)	(393,634)	212,014	(787,985)	(575,971)

TA Aegon Sustainable Equity Income Initial Class	71,739	(397,926)	(326,187)	36,294	(548,984)	(512,690)

TA BlackRock iShares Active Asset Allocation - Conservative Service Class	232	(18,797)	(18,565)	4,600	(83,577)	(78,977)

TA BlackRock iShares Active Asset Allocation - Moderate Service Class	150,553	(20,203)	130,350	9,869	(233,698)	(223,829)

TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	-	(5,361)	(5,361)	21,154	(2,278)	18,876

TA BlackRock iShares Dynamic Allocation - Balanced Service Class	1,450	(92,671)	(91,221)	28,396	(41,421)	(13,025)

TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class	42,538	(96,294)	(53,756)	4,256	(25,477)	(21,221)

TA Goldman Sachs Managed Risk - Balanced ETF Service Class	303,661	(127,288)	176,373	12,040	(116,499)	(104,459)

TA Goldman Sachs Managed Risk - Conservative ETF Service Class	266,609	(221,746)	44,863	82,998	(46,627)	36,371

TA Goldman Sachs Managed Risk - Growth ETF Service Class	162,711	(88,873)	73,838	7,500	(74,137)	(66,637)

TA Market Participation Strategy Service Class	-	(2)	(2)	-	(3)	(3)

TA PIMCO Tactical - Balanced Service Class	12,131	(3,276)	8,855	10,515	(72,881)	(62,366)

TA PIMCO Tactical - Conservative Service Class	474	(26,370)	(25,896)	133,086	(201,757)	(68,671)

Transamerica Life Insurance Company

Separate Account VA-2L

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2023			Year Ended December 31, 2022
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

TA PIMCO Tactical - Growth Service Class	7,657	(3,701)	3,956	7,652	(5,330)	2,322

TA WMC US Growth Initial Class	13,581	(17,902)	(4,321)	1,060	(56,371)	(55,311)

TA WMC US Growth Service Class	51,166	(637,616)	(586,450)	102,258	(662,719)	(560,461)

Transamerica Life Insurance Company

Separate Account VA-2L

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2023			Year Ended December 31, 2022
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

BNY Mellon Growth and Income Service Shares	$21,277	$(476,133)	$(454,856)	$214,656	$(377,362)	$(162,706)

BNY Mellon MidCap Stock Initial Shares	66,108	(1,540,357)	(1,474,249)	51,435	(933,844)	(882,409)

BNY Mellon MidCap Stock Service Shares	91,540	(326,362)	(234,822)	56,782	(427,611)	(370,829)

BNY Mellon Opportunistic Small Cap Service Shares	22,926	(145,711)	(122,785)	19,967	(133,791)	(113,824)

BNY Mellon Stock Index Initial Shares	727,068	(5,478,544)	(4,751,476)	902,597	(5,837,638)	(4,935,041)

BNY Mellon Stock Index Service Shares	186,538	(708,555)	(522,017)	169,963	(647,442)	(477,479)

BNY Mellon Sustainable U.S. Equity Initial Shares	126,634	(1,227,185)	(1,100,551)	100,636	(935,483)	(834,847)

BNY Mellon Technology Growth Initial Shares	308,866	(2,399,161)	(2,090,295)	576,137	(2,411,867)	(1,835,730)

BNY Mellon Technology Growth Service Shares	34,465	(84,899)	(50,434)	107,633	(191,478)	(83,845)

BNY Mellon VIF Appreciation Initial Shares	507,989	(5,654,623)	(5,146,634)	399,373	(4,056,737)	(3,657,364)

BNY Mellon VIF Government Money Market	998,278	(6,285,651)	(5,287,373)	2,157,807	(5,717,584)	(3,559,777)

BNY Mellon VIF Growth and Income Initial Shares	293,111	(3,461,764)	(3,168,653)	296,799	(3,327,607)	(3,030,808)

BNY Mellon VIF Opportunistic Small Cap Initial Shares	285,850	(1,960,112)	(1,674,262)	109,183	(1,924,747)	(1,815,564)

TA Aegon Core Bond Service Class	80,492	(450,265)	(369,773)	210,797	(791,365)	(580,568)

TA Aegon Sustainable Equity Income Initial Class	77,570	(434,693)	(357,123)	38,585	(611,789)	(573,204)

TA BlackRock iShares Active Asset Allocation - Conservative Service Class	276	(21,928)	(21,652)	5,943	(97,581)	(91,638)

TA BlackRock iShares Active Asset Allocation - Moderate Service Class	179,117	(27,446)	151,671	30,388	(288,243)	(257,855)

TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	-	(6,486)	(6,486)	27,016	(2,566)	24,450

TA BlackRock iShares Dynamic Allocation - Balanced Service Class	1,793	(112,917)	(111,124)	36,834	(52,623)	(15,789)

TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class	298,472	(125,474)	172,998	5,978	(35,186)	(29,208)

TA Goldman Sachs Managed Risk - Balanced ETF Service Class	415,576	(170,641)	244,935	16,686	(168,551)	(151,865)

TA Goldman Sachs Managed Risk - Conservative ETF Service Class	325,769	(271,935)	53,834	107,793	(58,957)	48,836

TA Goldman Sachs Managed Risk - Growth ETF Service Class	249,854	(141,364)	108,490	10,397	(118,745)	(108,348)

Transamerica Life Insurance Company

Separate Account VA-2L

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2023			Year Ended December 31, 2022
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

TA Market Participation Strategy Service Class	$-	$(5)	$(5)	$-	$(3)	$(3)

TA PIMCO Tactical - Balanced Service Class	15,159	(4,244)	10,915	14,921	(100,977)	(86,056)

TA PIMCO Tactical - Conservative Service Class	600	(32,624)	(32,024)	187,798	(260,113)	(72,315)

TA PIMCO Tactical - Growth Service Class	11,033	(5,325)	5,708	12,073	(7,289)	4,784

TA WMC US Growth Initial Class	51,240	(773,964)	(722,724)	4,458	(1,229,288)	(1,224,830)

TA WMC US Growth Service Class	96,630	(1,258,160)	(1,161,530)	188,588	(1,194,193)	(1,005,605)

Transamerica Life Insurance Company

Separate Account VA-2L

Notes to Financial Statements

December 31, 2023

5. Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

	At December 31					For the Year Ended December 31

Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

BNY Mellon Growth and Income Service Shares
12/31/2023	162,303	$3.53	to	$4.19	$3,777,948	0.40%	1.25%	to	2.50%	24.80%	to	23.29%
12/31/2022	178,938	2.83	to	3.40	3,448,910	0.54	1.25	to	2.50	(16.07)	to	(17.10)
12/31/2021	161,044	3.37	to	4.10	4,285,033	0.22	1.25	to	2.50	23.77	to	22.26
12/31/2020	210,312	2.72	to	3.35	4,132,849	0.52	1.25	to	2.50	22.80	to	21.30
12/31/2019	258,971	2.22	to	2.76	3,919,173	0.82	1.25	to	2.50	27.20	to	25.65
BNY Mellon MidCap Stock Initial Shares
12/31/2023	302,732	2.68	to	2.09	8,927,858	0.82	1.25	to	2.65	16.86	to	15.27
12/31/2022	344,554	2.29	to	1.81	9,035,816	0.74	1.25	to	2.65	(15.14)	to	(16.29)
12/31/2021	380,809	2.70	to	2.17	11,667,561	0.63	1.25	to	2.65	24.33	to	22.63
12/31/2020	462,289	2.17	to	1.77	11,761,082	0.83	1.25	to	2.65	6.77	to	5.31
12/31/2019	517,240	2.04	to	1.68	11,848,630	0.65	1.25	to	2.65	18.70	to	17.08
BNY Mellon MidCap Stock Service Shares
12/31/2023	291,769	3.57	to	3.42	3,735,517	0.54	1.25	to	2.50	16.53	to	15.12
12/31/2022	313,869	3.07	to	2.97	3,433,948	0.45	1.25	to	2.50	(15.34)	to	(16.37)
12/31/2021	329,063	3.62	to	3.55	4,478,333	0.45	1.25	to	2.50	24.01	to	22.50
12/31/2020	368,290	2.92	to	2.90	4,031,559	0.59	1.25	to	2.50	6.51	to	5.21
12/31/2019	461,842	2.74	to	2.75	4,597,549	0.40	1.25	to	2.50	18.37	to	16.93
BNY Mellon Opportunistic Small Cap Service Shares
12/31/2023	116,877	3.00	to	2.31	1,536,288	0.09	1.25	to	2.50	7.67	to	6.36
12/31/2022	131,750	2.78	to	2.17	1,544,975	-	1.25	to	2.50	(17.86)	to	(18.86)
12/31/2021	157,232	3.39	to	2.68	2,020,142	-	1.25	to	2.50	14.73	to	13.33
12/31/2020	156,911	2.95	to	2.36	1,974,332	0.47	1.25	to	2.50	18.10	to	16.66
12/31/2019	252,956	2.50	to	2.03	2,218,319	-	1.25	to	2.50	19.99	to	18.53
BNY Mellon Stock Index Initial Shares
12/31/2023	471,618	21.48	to	2.92	48,761,666	1.41	1.25	to	2.50	24.38	to	22.87
12/31/2022	505,343	17.27	to	2.38	43,527,718	1.33	1.25	to	2.50	(19.32)	to	(20.31)
12/31/2021	522,943	21.41	to	2.99	59,788,232	1.14	1.25	to	2.50	26.83	to	25.28
12/31/2020	569,907	16.88	to	2.38	51,056,014	1.58	1.25	to	2.50	16.55	to	15.13
12/31/2019	611,150	14.48	to	2.07	47,051,489	1.71	1.25	to	2.50	29.56	to	27.98
BNY Mellon Stock Index Service Shares
12/31/2023	476,057	4.58	to	4.24	7,526,789	1.17	1.25	to	2.50	24.06	to	22.55
12/31/2022	470,311	3.69	to	3.46	6,541,135	1.08	1.25	to	2.50	(19.53)	to	(20.51)
12/31/2021	468,770	4.59	to	4.35	8,690,342	0.81	1.25	to	2.50	26.53	to	24.99
12/31/2020	553,217	3.63	to	3.48	8,266,266	1.32	1.25	to	2.50	16.26	to	14.84
12/31/2019	502,332	3.12	to	3.03	7,677,926	1.45	1.25	to	2.50	29.23	to	27.65
BNY Mellon Sustainable U.S. Equity Initial Shares
12/31/2023	116,075	105.51	to	3.11	11,484,001	0.75	1.25	to	2.50	22.30	to	20.81
12/31/2022	128,286	86.27	to	2.57	10,389,402	0.53	1.25	to	2.50	(23.82)	to	(24.75)
12/31/2021	137,568	113.25	to	3.42	14,675,167	0.76	1.25	to	2.50	25.43	to	23.90
12/31/2020	151,386	90.29	to	2.76	12,896,929	1.10	1.25	to	2.50	22.61	to	21.12
12/31/2019	162,585	73.64	to	2.28	11,302,259	1.48	1.25	to	2.50	32.70	to	31.08
BNY Mellon Technology Growth Initial Shares
12/31/2023	518,922	4.32	to	4.30	14,688,245	-	1.25	to	2.50	57.46	to	55.55
12/31/2022	600,355	2.74	to	2.76	10,929,769	-	1.25	to	2.50	(47.05)	to	(47.70)
12/31/2021	663,636	5.18	to	5.28	23,612,710	-	1.25	to	2.50	11.53	to	10.17
12/31/2020	832,280	4.64	to	4.80	27,286,863	0.25	1.25	to	2.50	67.83	to	65.78
12/31/2019	870,881	2.77	to	2.89	16,652,769	-	1.25	to	2.50	24.26	to	22.75

Transamerica Life Insurance Company

Separate Account VA-2L

Notes to Financial Statements

December 31, 2023

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31

Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

BNY Mellon Technology Growth Service Shares
12/31/2023	124,108	$3.82	to	$5.69	$2,005,523	-%	1.25%	to	2.50%	57.05%	to	55.14%
12/31/2022	127,813	2.43	to	3.67	1,314,964	-	1.25	to	2.50	(47.18)	to	(47.82)
12/31/2021	148,626	4.61	to	7.03	2,643,741	-	1.25	to	2.50	11.25	to	9.90
12/31/2020	185,232	4.14	to	6.40	2,858,398	0.06	1.25	to	2.50	67.48	to	65.44
12/31/2019	175,322	2.47	to	3.87	1,734,492	-	1.25	to	2.50	23.96	to	22.45
BNY Mellon VIF Appreciation Initial Shares
12/31/2023	589,095	145.81	to	2.74	46,964,093	0.71	1.25	to	2.65	19.48	to	17.86
12/31/2022	637,444	122.04	to	2.32	44,045,640	0.67	1.25	to	2.65	(19.07)	to	(20.18)
12/31/2021	660,136	150.80	to	2.91	58,861,716	0.44	1.25	to	2.65	25.56	to	23.85
12/31/2020	771,139	120.10	to	2.35	56,049,198	0.79	1.25	to	2.65	22.16	to	20.50
12/31/2019	758,667	98.31	to	1.95	50,427,506	1.16	1.25	to	2.65	34.42	to	32.58
BNY Mellon VIF Government Money Market
12/31/2023	23,227,008	0.99	to	0.77	29,107,968	4.49	1.25	to	2.65	3.31	to	1.90
12/31/2022	27,401,944	0.96	to	0.75	33,443,142	1.23	1.25	to	2.65	0.02	to	(1.34)
12/31/2021	30,172,835	0.95	to	0.76	37,062,045	0.01	1.25	to	2.65	(1.22)	to	(2.57)
12/31/2020	35,121,963	0.97	to	0.78	43,812,916	0.13	1.25	to	2.65	(1.02)	to	(2.23)
12/31/2019	18,897,378	0.98	to	0.80	23,758,016	1.66	1.25	to	2.50	0.41	to	(0.82)
BNY Mellon VIF Growth and Income Initial Shares
12/31/2023	447,891	126.55	to	2.99	33,360,593	0.65	1.25	to	2.65	25.13	to	23.43
12/31/2022	494,158	101.14	to	2.42	29,489,383	0.79	1.25	to	2.65	(15.87)	to	(17.01)
12/31/2021	507,316	120.21	to	2.92	38,512,708	0.47	1.25	to	2.65	24.08	to	22.39
12/31/2020	546,296	96.88	to	2.38	34,857,225	0.77	1.25	to	2.65	23.09	to	21.42
12/31/2019	606,458	78.70	to	1.96	30,755,744	1.08	1.25	to	2.65	27.53	to	25.79
BNY Mellon VIF Opportunistic Small Cap Initial Shares
12/31/2023	158,769	2.79	to	1.65	17,609,943	0.33	1.25	to	2.50	7.94	to	6.62
12/31/2022	134,750	2.58	to	1.54	17,948,821	-	1.25	to	2.50	(17.65)	to	(18.65)
12/31/2021	178,008	3.13	to	1.90	23,849,975	0.11	1.25	to	2.50	15.02	to	13.62
12/31/2020	203,295	2.72	to	1.67	23,747,374	0.66	1.25	to	2.50	18.41	to	16.97
12/31/2019	231,010	2.30	to	1.43	22,243,333	-	1.25	to	2.50	20.28	to	18.81
TA Aegon Core Bond Service Class
12/31/2023	3,594,539	0.98	to	0.90	3,480,909	2.16	1.25	to	2.50	4.48	to	3.21
12/31/2022	3,988,173	0.94	to	0.88	3,703,447	2.39	1.25	to	2.50	(14.06)	to	(15.11)
12/31/2021	4,564,144	1.09	to	1.03	4,938,738	2.30	1.25	to	2.50	(2.49)	to	(3.67)
12/31/2020	5,327,288	1.12	to	1.07	5,921,630	3.28	1.25	to	2.50	5.84	to	4.55
12/31/2019	5,781,522	1.06	to	1.03	6,080,560	2.27	1.25	to	2.50	6.92	to	5.61
TA Aegon Sustainable Equity Income Initial Class
12/31/2023	3,474,887	1.16	to	1.07	3,990,751	2.22	1.25	to	2.50	4.97	to	3.69
12/31/2022	3,801,074	1.11	to	1.04	4,165,334	2.13	1.25	to	2.50	(12.72)	to	(13.78)
12/31/2021	4,313,764	1.27	to	1.20	5,424,882	2.00	1.25	to	2.50	20.91	to	19.44
12/31/2020	5,609,565	1.05	to	1.01	5,844,960	2.98	1.25	to	2.50	(8.50)	to	(9.61)
12/31/2019	6,606,456	1.15	to	1.11	7,535,940	2.45	1.25	to	2.50	22.38	to	20.89
TA BlackRock iShares Active Asset Allocation - Conservative Service Class
12/31/2023	377,472	11.62	to	1.09	465,121	1.48	1.25	to	2.50	8.60	to	7.28
12/31/2022	396,037	10.70	to	1.01	449,999	1.34	1.25	to	2.50	(16.33)	to	(17.35)
12/31/2021	475,014	12.78	to	1.23	646,100	0.98	1.25	to	2.50	4.44	to	3.16
12/31/2020	490,157	12.24	to	1.19	639,267	2.24	1.25	to	2.50	5.34	to	4.05
12/31/2019	328,454	11.62	to	1.14	407,274	2.00	1.25	to	2.50	9.86	to	8.52
TA BlackRock iShares Active Asset Allocation - Moderate Service Class
12/31/2023	520,247	11.83	to	1.12	678,776	1.51	1.25	to	2.50	11.97	to	10.61
12/31/2022	389,897	10.56	to	1.02	461,554	1.13	1.25	to	2.50	(18.16)	to	(19.16)
12/31/2021	613,726	12.91	to	1.26	855,432	0.83	1.25	to	2.50	6.99	to	5.69
12/31/2020	824,198	12.06	to	1.19	1,075,406	2.00	1.25	to	2.50	1.97	to	0.73
12/31/2019	677,547	11.83	to	1.18	868,422	1.84	1.25	to	2.50	9.76	to	8.42

Transamerica Life Insurance Company

Separate Account VA-2L

Notes to Financial Statements

December 31, 2023

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31

Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class
12/31/2023	231,617	$11.65	to	$1.13	$297,593	1.41%	1.25%	to	2.50%	16.17%	to	14.76%
12/31/2022	236,978	10.02	to	0.99	262,461	1.33	1.25	to	2.50	(19.32)	to	(20.30)
12/31/2021	218,102	12.43	to	1.24	299,830	0.56	1.25	to	2.50	6.29	to	5.00
12/31/2020	305,849	11.69	to	1.18	395,991	2.36	1.25	to	2.50	(3.29)	to	(4.47)
12/31/2019	87,441	12.09	to	1.24	117,346	1.69	1.25	to	2.50	9.98	to	8.64
TA BlackRock iShares Dynamic Allocation - Balanced Service Class
12/31/2023	411,403	11.68	to	1.12	524,649	1.30	1.25	to	2.50	11.27	to	9.92
12/31/2022	502,624	10.49	to	1.02	576,897	1.14	1.25	to	2.50	(16.93)	to	(17.94)
12/31/2021	515,649	12.63	to	1.25	713,414	0.57	1.25	to	2.50	7.82	to	6.51
12/31/2020	504,694	11.72	to	1.17	648,503	1.89	1.25	to	2.50	(1.78)	to	(2.97)
12/31/2019	343,414	11.93	to	1.21	449,788	1.45	1.25	to	2.50	14.63	to	13.23
TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class
12/31/2023	109,975	12.55	to	1.26	427,219	1.22	1.25	to	2.50	15.83	to	14.42
12/31/2022	163,731	10.83	to	1.10	201,550	1.12	1.25	to	2.50	(17.94)	to	(18.94)
12/31/2021	184,952	13.20	to	1.35	277,870	0.31	1.25	to	2.50	13.00	to	11.62
12/31/2020	211,405	11.69	to	1.21	281,500	2.25	1.25	to	2.50	(3.37)	to	(4.55)
12/31/2019	32,471	12.09	to	1.27	44,801	1.64	1.25	to	2.50	15.39	to	13.98
TA Goldman Sachs Managed Risk - Balanced ETF Service Class
12/31/2023	1,127,175	12.68	to	1.27	1,626,029	1.68	1.25	to	2.50	11.81	to	10.45
12/31/2022	950,802	11.34	to	1.15	1,228,588	1.49	1.25	to	2.50	(15.32)	to	(16.35)
12/31/2021	1,055,261	13.39	to	1.38	1,612,751	1.11	1.25	to	2.50	8.00	to	6.69
12/31/2020	717,872	12.40	to	1.29	1,017,253	2.21	1.25	to	2.50	2.90	to	1.65
12/31/2019	607,681	12.05	to	1.27	838,061	1.97	1.25	to	2.50	14.22	to	12.83
TA Goldman Sachs Managed Risk - Conservative ETF Service Class
12/31/2023	924,162	11.59	to	1.14	1,192,719	1.97	1.25	to	2.50	9.23	to	7.90
12/31/2022	879,299	10.61	to	1.05	1,040,465	1.63	1.25	to	2.50	(12.92)	to	(13.98)
12/31/2021	842,928	12.18	to	1.23	1,147,044	1.58	1.25	to	2.50	1.49	to	0.25
12/31/2020	839,646	12.00	to	1.22	1,127,459	2.60	1.25	to	2.50	3.62	to	2.35
12/31/2019	380,839	11.59	to	1.19	494,260	2.02	1.25	to	2.50	10.81	to	9.46
TA Goldman Sachs Managed Risk - Growth ETF Service Class
12/31/2023	445,707	14.33	to	1.52	769,019	1.49	1.25	to	2.50	16.23	to	14.82
12/31/2022	371,869	12.33	to	1.33	550,950	1.40	1.25	to	2.50	(15.57)	to	(16.60)
12/31/2021	438,506	14.60	to	1.59	771,809	0.90	1.25	to	2.50	12.64	to	11.26
12/31/2020	441,010	12.97	to	1.43	690,101	2.32	1.25	to	2.50	2.93	to	1.68
12/31/2019	305,535	12.60	to	1.40	464,738	1.79	1.25	to	2.50	17.94	to	16.50
TA Market Participation Strategy Service Class
12/31/2023	45,412	15.11	to	1.56	79,852	0.41	1.25	to	2.50	10.18	to	8.84
12/31/2022	45,414	13.71	to	1.43	72,585	0.03	1.25	to	2.50	(16.35)	to	(17.37)
12/31/2021	45,417	16.39	to	1.73	86,904	0.49	1.25	to	2.50	13.04	to	11.66
12/31/2020	48,410	14.50	to	1.55	82,070	1.38	1.25	to	2.50	18.84	to	17.40
12/31/2019	3,108	12.20	to	1.32	4,440	0.92	1.25	to	2.50	17.12	to	15.69
TA PIMCO Tactical - Balanced Service Class
12/31/2023	195,192	11.79	to	1.20	264,762	1.04	1.25	to	2.50	9.29	to	7.96
12/31/2022	186,337	10.78	to	1.11	231,601	0.50	1.25	to	2.50	(20.64)	to	(21.61)
12/31/2021	248,703	13.59	to	1.42	390,083	-	1.25	to	2.50	5.08	to	3.80
12/31/2020	303,068	12.93	to	1.37	453,058	3.22	1.25	to	2.50	7.52	to	6.20
12/31/2019	149,732	12.03	to	1.29	208,510	0.16	1.25	to	2.50	18.20	to	16.76
TA PIMCO Tactical - Conservative Service Class
12/31/2023	418,476	11.47	to	1.14	540,687	1.23	1.25	to	2.50	5.91	to	4.63
12/31/2022	444,372	10.83	to	1.09	542,883	1.16	1.25	to	2.50	(18.31)	to	(19.31)
12/31/2021	513,043	13.26	to	1.35	768,406	0.98	1.25	to	2.50	2.92	to	1.67
12/31/2020	588,928	12.88	to	1.33	858,279	2.04	1.25	to	2.50	8.54	to	7.21
12/31/2019	106,581	11.87	to	1.24	143,323	0.10	1.25	to	2.50	16.11	to	14.70

Transamerica Life Insurance Company

Separate Account VA-2L

Notes to Financial Statements

December 31, 2023

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31

Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA PIMCO Tactical - Growth Service Class
12/31/2023	232,665	$13.11	to	$1.35	$355,188	0.90%	1.25%	to	2.50%	12.54%	to	11.17%
12/31/2022	228,709	11.65	to	1.22	310,704	-	1.25	to	2.50	(19.04)	to	(20.02)
12/31/2021	226,387	14.38	to	1.52	380,236	-	1.25	to	2.50	7.86	to	6.55
12/31/2020	215,947	13.34	to	1.43	336,744	4.37	1.25	to	2.50	7.74	to	6.43
12/31/2019	117,038	12.38	to	1.34	168,516	-	1.25	to	2.50	20.05	to	18.59
TA WMC US Growth Initial Class
12/31/2023	149,350	4.12	to	5.32	7,923,266	0.04	1.25	to	2.50	40.33	to	38.63
12/31/2022	153,671	2.94	to	3.84	6,244,751	-	1.25	to	2.50	(32.19)	to	(33.02)
12/31/2021	208,982	4.33	to	5.73	10,781,984	0.08	1.25	to	2.50	19.18	to	17.72
12/31/2020	313,541	3.64	to	4.87	14,146,617	0.10	1.25	to	2.50	35.60	to	33.95
12/31/2019	384,961	2.68	to	3.64	12,903,903	0.13	1.25	to	2.50	38.32	to	36.63
TA WMC US Growth Service Class
12/31/2023	5,107,492	2.26	to	2.09	11,393,020	-	1.25	to	2.50	39.98	to	38.28
12/31/2022	5,693,942	1.61	to	1.51	9,088,947	-	1.25	to	2.50	(32.36)	to	(33.18)
12/31/2021	6,254,403	2.38	to	2.26	14,786,888	-	1.25	to	2.50	18.89	to	17.44
12/31/2020	7,715,294	2.00	to	1.92	15,370,001	-	1.25	to	2.50	35.25	to	33.60
12/31/2019	8,929,255	1.48	to	1.44	13,173,823	-	1.25	to	2.50	37.96	to	36.27

(1)	See Footnote 1

*

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.

**

These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.

***

These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

Transamerica Life Insurance Company

Separate Account VA-2L

Notes to Financial Statements

December 31, 2023

6. Administrative and Mortality and Expense Risk Charges

TLIC deducts a daily administrative charge equal to an annual rate of 0.15% of the daily net assets value of each subaccount for administrative expenses. TLIC also deducts an annual charge during accumulation phase, not to exceed $35, proportionately from the subaccounts’ unit values. An annual charge ranging from 1.10% to 2.50% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for TLIC’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the subaccount. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

7. Income Tax

Operations of the Separate Account form a part of TLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TLIC, as long as earnings are credited under the variable annuity contracts.

Transamerica Life Insurance Company

Separate Account VA-2L

Notes to Financial Statements

December 31, 2023

8. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition in the financial statements.

9. Related Parties

Transamerica Capital, Inc. (TCI), a wholesaling broker-dealer, is an affiliated entity of TLIC and an indirect wholly owned subsidiary of Aegon N.V. TCI distributes TLIC’s products through broker-dealers and other financial intermediaries.

The subaccounts invest in the mutual funds listed in Footnote 1. These investments include funds managed by Transamerica Asset Management, Inc. (TAM). Transamerica Fund Services, Inc. (TFS) serves as a transfer agent to TAM, and Aegon USA Asset Management Holding, LLC (AAM) serves as a sub-advisor for certain funds managed by TAM. TAM, TFS and AAM are affiliated entities of TLIC and indirect wholly owned subsidiaries of Aegon N.V. Funds managed by TAM are identified by their fund name, which includes reference to Aegon, Transamerica or both. The Separate Account pays management fees to the related funds as detailed in the fund prospectus.

No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.

Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.